SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

18. SUPPLEMENTAL CASH FLOW INFORMATION

During the periods indicated the Company undertook the following significant non-cash transactions:

		For the year ended
	Note	December 31, 2018	December 31, 2017	December 31, 2016

Depreciation included in exploration and evaluation assets	9	$580	$62	$42,819

Employee retention allowance included in exploration and evaluation assets	19	$-	$-	$9,800

Exploration and evaluation expenditures by Randgold		$2,619,804	$1,251,286	$250,786